Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Supplemental cash flow information	Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2023 and 2022 were as follows:

For the years ended December 31	2023	2022
Changes in non-cash working capital:
Trade and other receivables	$(32,690)	$50,442
Inventories	12,997	19,785
Prepaid expenses	(19,439)	(2,622)
Trade, other payables and accrued liabilities	(17,333)	(46,751)
	(56,465)	20,854
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and interest received	6,027	59,283
Changes in non-cash working capital having a cash effect	$(50,438)	$80,137
These changes relate to the following activities:
Operating	$(59,058)	$54,122
Financing	68,750	1,771
Investing	(60,130)	24,244
Changes in non-cash working capital	$(50,438)	$80,137

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2022	$2,151,513	$870,163

Changes from financing cash flows
Repayment of long-term debt and financing fees	(12,280)	—
Payment of lease obligations	—	(118,159)
Total changes from financing cash flows	(12,280)	(118,159)

Liability-related other changes
Finance costs	2,568	—
New lease obligations	—	123,187
Other	—	(3,071)
Total liability-related other changes	2,568	120,116
Balance at December 31, 2023	$2,141,801	$872,120